Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103-2921 Tel. +1.215.963.5000 Fax: +1.215.963.5001 www.morganlewis.com

June 26, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             SEI Daily Income Trust Post-Effective Amendment No. 75 (File No. 002-77048) and Amendment No. 74 (No. 811-03451) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Daily Income Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 75 and, under the Investment Company Act of 1940, as amended, Amendment No. 74  (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(b) under the 1933 Act, for the purpose of adding Class Y Shares to Ultra Short Duration Government Bond Fund.

Please contact the undersigned at 215.963.5598 with your questions or comments.

Sincerely,

/s/ Sean Graber
Sean Graber, Esq.

cc: Ms. Jessica Holt